Fair Value Measurements, Available-for-sale Securities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Market Value	$ 36.6	$ 36.6
Cost Basis	31.4	32.9
Gross Unrealized Gains	5.9	4.3
Gross Unrealized Losses	0.7	0.6
Trading Securities	4.3	1.7
Mutual Fund and Unit Trust Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	32.0	31.2
Cost Basis	26.1	26.9
Gross Unrealized Gains	5.9	4.3
Gross Unrealized Losses	0	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Market Value	4.6	5.4
Cost Basis	5.3	6.0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	$ 0.7	$ 0.6